CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2013
Ordinary share, par value (in dollars per share)	$ 0.001
Ordinary share, shares authorized	100,000,000
Ordinary share, shares issued	1,405,000